Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Non-current Assets [Abstract]
Disclosure of information for cash-generating units [text block]

	For the year ended December 31
in thousands of euros	2017	2016	2015
CGU: MAT NV SAM BE	3,241	3,241	3,241
CGU: e-Prototype	818	775	801
CGU: ACTech	9,707	−	−
CGU: OrthoView	4,504	4,667	5,445
CGU: MAT NV Manufacturing (Metal)	177	177	177

Total	18,447	8,860	9,664

Disclosure of reconciliation of changes in goodwill [text block]
in 000€	Gross	Impair- ment	Total
At January 1, 2015	7,714	−	7,714
Additions	1,769	−	1,769
Impairment	−	(104)	(104)
Currency translation	285	−	285
At December 31, 2015	9,768	(104)	9,664
Additions	−	−	−
Impairment	−	−	−
Currency translation	(804)	−	(804)
At December 31, 2016	8,964	(104)	8,860
Additions	9,707	−	9,707
Impairment	−	−	−
Currency translation	(120)	−	(120)
At December 31, 2017	18,551	(104)	18,447